CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating activities
Net earnings (loss)		$ 2,397	$ (204)	$ (637)
Non-cash items
Depletion, depreciation and amortization		5,186	4,858	5,483
Share-based compensation		134	355	(46)
Asset retirement obligation accretion		164	142	173
Unrealized risk management loss		37	25	374
Unrealized foreign exchange (gain) loss		(821)	(93)	858
(Gain) loss from investments		(11)	(299)	55
Deferred income tax expense (recovery)		640	(241)	231
Gain on acquisition, disposition and revaluation of properties		(379)	(250)	(739)
Current income tax on disposition of properties		0	0	33
Other		(110)	(32)	(22)
Abandonment expenditures		(274)	(267)	(370)
Net change in non-cash working capital		299	(542)	239
Cash flows from operating activities		7,262	3,452	5,632
Financing activities
Issue of bank credit facilities and commercial paper, net		2,222	342	970
Issue of medium-term notes, net		1,791	998	107
Issue (repayment) of US dollar debt securities, net		2,733	(834)	0
Issue of common shares on exercise of stock options		466	559	91
Dividends on common shares		(1,252)	(758)	(1,251)
Net change in non-cash working capital		0	0	(40)
Cash flows from (used in) financing activities		5,960	307	(123)
Investing activities
Net (expenditures) proceeds on exploration and evaluation assets	[1]	(124)	6	236
Net expenditures on property, plant and equipment	[1],[2]	(4,574)	(3,803)	(4,704)
Acquisition of AOSP and other assets, net of cash acquired	[3]	(8,630)	0	0
Current income tax on disposition of properties		0	0	(33)
Investment in other long-term assets		(87)	(99)	(112)
Net change in non-cash working capital, investing activities		313	85	(852)
Cash flows used in investing activities		(13,102)	(3,811)	(5,465)
Increase (decrease) in cash and cash equivalents		120	(52)	44
Cash and cash equivalents – beginning of year		17	69	25
Cash and cash equivalents – end of year		137	17	69
Interest paid, net		725	617	541
Income taxes (received) paid		(792)	(444)	42
Investment in PrairieSky Royalty Ltd.
Investing activities
Non-cash share consideration received				$ 985
Disposal of Cold Lake Pipeline | Investment in Inter Pipeline Ltd.
Investing activities
Non-cash share consideration received			$ 190
AOSP
Investing activities
Other working capital		291
Fair value of share considerations issued		$ 3,818

[1]	Net proceeds on exploration and evaluation assets and net expenditures on property, plant and equipment in 2015 exclude non-cash share consideration of $985 million received from PrairieSky Royalty Ltd. ("PrairieSky") on the disposition of royalty income assets.
[2]	Net expenditures on property, plant and equipment in 2016 exclude non-cash share consideration of $190 million received from Inter Pipeline Ltd. ("Inter Pipeline") on the disposition of the Company's interest in the Cold Lake Pipeline.
[3]	The acquisition of AOSP in 2017 includes net working capital of $291 million and excludes non-cash share consideration of $3,818 million. See note 7.